UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 25.4%
Basic Industry — 3.1%
Albea Beauty Holdings SA, 8.38%, 11/1/19 ■	$250,000	$257,500
AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20	175,000	183,312
Coeur Mining, 7.88%, 2/1/21	200,000	202,000
Commercial Metals, 4.88%, 5/15/23	150,000	139,875
Domtar, 4.40%, 4/1/22	250,000	240,846
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	160,515
Hexion US Finance, 6.63%, 4/15/20	100,000	101,875
New Gold, 6.25%, 11/15/22 ■	150,000	147,375
Plastipak Holdings, 6.50%, 10/1/21 ■	150,000	155,625
Resolute Forest Products, 5.88%, 5/15/23 ■	175,000	158,813
Sappi Papier Holding GmbH, 8.38%, 6/15/19 ■	200,000	218,000
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	186,000
Taminco Global Chemical, 9.75%, 3/31/20 ■	150,000	170,625
Vedanta Resources PLC, 6.00%, 1/31/19 ■	200,000	192,000

		2,514,361

Capital Goods — 1.1%
Building Materials Holding, 9.00%, 9/15/18 ■	150,000	157,875
Clean Harbors, 5.25%, 8/1/20	275,000	282,563
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	250,000
Sealed Air, 6.50%, 12/1/20 ■	200,000	217,000

		907,438

Communications — 4.0%
CenturyLink, 7.65%, 3/15/42	200,000	180,500
CyrusOne LP, 6.38%, 11/15/22	100,000	102,500
Digicel, 7.00%, 2/15/20 ■	200,000	202,000
DIRECTV Holdings LLC, 3.80%, 3/15/22	300,000	286,984
DISH DBS, 5.88%, 7/15/22	200,000	202,500
DreamWorks Animation SKG, 6.88%, 8/15/20 ■	200,000	212,500
Fairpoint Communications, 8.75%, 8/15/19 ■	175,000	182,438
Frontier Communications,
8.50%, 4/15/20	250,000	286,250
7.63%, 4/15/24	200,000	207,250
Intelsat Luxembourg SA, 6.75%, 6/1/18 ■	200,000	209,500
Midcontinent Communications & Finance, 6.25%, 8/1/21 ■	200,000	203,000
Nara Cable Funding, 8.88%, 12/1/18 ■	200,000	214,500
Sprint, 7.25%, 9/15/21 ■	200,000	216,500
Sprint Capital, 8.75%, 3/15/32	200,000	215,000
Wind Acquisition Finance SA, 7.25%, 2/15/18 ■	250,000	262,500

		3,183,922

Consumer Cyclical — 4.4%
Air Canada, 6.75%, 10/1/19 ■	200,000	207,500
Associated Asphalt Partners LLC, 8.50%, 2/15/18 ■	150,000	154,125
Brookfield Residential Properties, 6.50%, 12/15/20 ■	250,000	260,625
Erickson Air-Crane, 8.25%, 5/1/20 ■	178,000	181,337
Ford Motor, 7.45%, 7/16/31	100,000	122,044
Gestamp Funding Luxembourg SA, 5.63%, 5/31/20 ■	200,000	202,000
Harsco, 5.75%, 5/15/18	250,000	265,176
Howard Hughes, 6.88%, 10/1/21 ■	250,000	259,375
Jones Group, 6.88%, 3/15/19	200,000	204,500

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Mattamy Group, 6.50%, 11/15/20 ■	$250,000	$245,000
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21 ■	200,000	222,000
Mohegan Tribal Gaming Authority, 9.75%, 9/1/21 ■	150,000	159,750
Neiman Marcus Group, 8.00%, 10/15/21 ■	150,000	154,125
Par Pharmaceutical Corporations, 7.38%, 10/15/20	225,000	236,250
RR Donnelley & Sons, 8.25%, 3/15/19	200,000	229,500
Vector Group, 7.75%, 2/15/21	150,000	157,875
Watco LLC, 6.38%, 4/1/23 ■	250,000	249,375

		3,510,557

Consumer Non Cyclical — 1.9%
Community Health Systems, 7.13%, 7/15/20	250,000	258,750
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	155,625
HealthSouth, 5.75%, 11/1/24	250,000	248,125
JBS USA LLC, 7.25%, 6/1/21 ■	200,000	208,000
Kindred Healthcare, 8.25%, 6/1/19	250,000	266,875
Select Medical, 6.38%, 6/1/21	250,000	240,000
Tenet Healthcare, 6.88%, 11/15/31	200,000	175,000

		1,552,375

Electric — 1.0%
Covanta Holding, 6.38%, 10/1/22	250,000	257,617
Dynegy, 5.88%, 6/1/23 ■	200,000	188,000
Energy Future Intermediate Holding LLC, 11.25%, 12/1/18 ■	5,929	4,447
GenOn Americas Generation LLC,
8.50%, 10/1/21	200,000	218,000
9.13%, 5/1/31	150,000	157,500

		825,564

Energy — 6.4%
Atlas Pipeline Partners LP, 6.63%, 10/1/20	250,000	265,000
Bill Barrett, 7.00%, 10/15/22	265,000	270,962
Bonanza Creek Energy, 6.75%, 4/15/21	250,000	264,375
BreitBurn Energy Partners LP, 7.88%, 4/15/22	250,000	255,625
Carrizo Oil & Gas, 7.50%, 9/15/20	200,000	219,000
Chesapeake Energy, 6.88%, 11/15/20	200,000	224,750
Concho Resources, 5.50%, 10/1/22	250,000	254,375
EP Energy LLC, 7.75%, 9/1/22	250,000	281,250
Forum Energy Technologies, 6.25%, 10/1/21 ■	150,000	156,375
Gastar Exploration USA, 8.63%, 5/15/18 ■	125,000	122,500
Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 ■	215,000	207,475
Halcon Resources, 9.75%, 7/15/20	175,000	185,500
Holly Energy Partners LP, 6.50%, 3/1/20	250,000	261,875
Key Energy Services, 6.75%, 3/1/21	250,000	255,625
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 ■	250,000	261,875
Lightstream Resources, 8.63%, 2/1/20 ■	200,000	199,000
Niska Gas Storage US LLC, 8.88%, 3/15/18	200,000	209,500
Northern Tier Energy LLC, 7.13%, 11/15/20	200,000	206,500
PBF Holding LLC, 8.25%, 2/15/20	150,000	157,500
Penn Virginia, 8.50%, 5/1/20	250,000	269,063
Range Resources, 5.00%, 8/15/22	200,000	196,500
Vanguard Natural Resources LLC, 7.88%, 4/1/20	150,000	156,000
Western Refining, 6.25%, 4/1/21	250,000	250,000

		5,130,625

Finance — 2.8%
Dresdner Funding Trust I, 8.15%, 6/30/31 ■	250,000	257,500

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Genworth Holdings, 6.15%, 11/15/66 r	$250,000	$222,500
LBG Capital No.1 PLC, 8.00%, 12/29/49 ■ r	100,000	106,000
Nationstar Mortgage Advance Receivable Trust, 3.82%, 6/22/48 ■	1,400,000	1,397,840
Nationstar Mortgage LLC, 7.88%, 10/1/20	150,000	155,625
RBS Capital Trust III, 5.51%, 12/31/49 r	150,000	144,750

		2,284,215

Sovereigns — 0.2%
Republic of Uruguay, 8.00%, 11/18/22	122,639	150,846

Technology ■ — 0.5%
First Data, 6.75%, 11/1/20	250,000	261,875
Goodman Networks, 13.13%, 7/1/18	150,000	158,250

		420,125

Total High Yield Corporate Bonds (Cost: $20,036,087)		20,480,028

U.S. Government Agency Mortgage-Backed Securities — 36.6%
Adjustable Rate r — 0.2%
Federal Home Loan Mortgage Corporation, 2.11%, 9/1/18, #605911	23	23
Federal National Mortgage Association, 2.96%, 7/1/27, #070179	505	542
Government National Mortgage Association, 1.63%, 12/20/22, #008096 a	118,372	122,895

		123,460

Fixed Rate — 36.4%
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, #C00676 a	63,958	73,082
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	258	284
7.00%, 7/1/17, #254414 a	49,902	53,164
5.00%, 11/1/18, #750989 a	89,383	95,307
5.00%, 2/1/21, #745279 a	134,289	144,586
3.50%, 12/1/28 «	4,465,000	4,704,645
6.00%, 5/1/29, #323702 a	97,705	109,097
7.00%, 9/1/31, #596680 a	47,028	51,413
5.50%, 6/1/33, #709700 a	65,458	71,732
6.00%, 1/1/34, #763687 a	199,903	220,233
5.50%, 2/1/34, #766070 a	298,435	330,596
6.00%, 3/1/34, #745324 a	174,323	191,888
6.00%, 1/1/35, #810225 a	209,461	231,739
5.00%, 7/1/35, #828346 a	176,970	192,109
5.50%, 3/1/36, #878059 a	108,889	118,908
6.00%, 6/1/36, #882685 a	394,393	434,978
5.50%, 4/1/37, #888284 a	289,986	316,846
5.00%, 6/1/37, #944244 a	344,883	374,431
5.50%, 6/1/38, #995018 a	289,066	315,850
3.00%, 12/1/43 «	4,085,000	3,939,951
3.50%, 12/1/43 «	8,540,000	8,607,720
4.00%, 12/1/43 «	4,605,000	4,803,591
4.50%, 12/1/43 «	2,975,000	3,173,953
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	451,258	510,571

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
6.00%, 7/15/34, #631574	$256,838	$289,332

		29,356,006

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $29,283,783)		29,479,466

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities — 22.7%
Adjustable Rate r — 6.2%
Goldman Sachs Mortgage Loan Trust,
2.54%, 10/25/33, Series 2003-10, Class 1A1	152,715	152,433
2.96%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,216,398	713,623
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 5.19%, 4/25/36 ¥	1,396,665	267,915
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 4.91%, 7/25/36	1,007,571	925,976
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.02%, 11/25/33	599,217	584,531
Structured Agency Credit Risk Debt Notes,
7.32%, 7/25/23, Series 2013-DN1, Class M2	750,000	881,084
4.42%, 11/25/23, Series 2013-DN2, Class M2	750,000	747,553
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1, 2.42%, 2/25/37	385,290	309,544
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.38%, 6/25/33 ¥	265,868	177,506
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.62%, 10/25/36	251,212	221,537

		4,981,702

Fixed Rate — 16.5%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	375,619	164,824
BCAP LLC Trust, Series 2009-RR14, Class 1A1, 6.00%, 5/26/37 ■	951,244	998,097
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ■	290,734	289,251
Countrywide Alternative Loan Trust,
6.50%, 3/25/34, Series 2004-J2, Class 2A1	289,989	309,217
5.50%, 10/25/35, Series 2005-47CB, Class A7	372,754	326,764
5.50%, 2/25/36, Series 2005-86CB, Class A10	403,231	347,992
5.75%, 4/25/47, Series 2007-6, Class A4	1,112,162	874,613
Credit Suisse First Boston Mortgage Securities Corporation,
6.20%, 4/25/33, Series 2003-8, Class DB1	856,579	821,301
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	434,763
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	623,376	101,104
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	164,030	172,460
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■	565,437	588,391
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■	583,160	607,527
5.19%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,257,732	119,833
6.70%, 3/25/43, Series 2003-1, Class B2 ¥	1,240,285	34,567
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	434,438	405,892
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	588,288	516,846
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 0.89%, 7/25/47	120,724	122,356
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	581,127	604,698
7.00%, 6/25/34, Series 2004-5, Class 6A1	783,338	827,326
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	615,004	637,230
Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	587,049	416,001
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A3, 5.75%, 2/25/36	284,378	264,882
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥¿	763,408	400,485
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.37%, 4/25/31 ¥	560,951	242,207
Residential Funding Mortgage Securities I Trust, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	557,819	476,039
Salomon Brothers Mortgage Securities VII, Series 2003-1, Class A2, 6.00%, 9/25/33 ■	466,372	481,575
Springleaf Mortgage Loan Trust, ■ ¥

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
4.44%, 6/25/58, Series 2013-1A, Class M4	$500,000	$476,339
5.30%, 12/25/59, Series 2012-3A, Class M4	750,000	757,496
3.52%, 12/25/65, Series 2013-2A, Class M1	500,000	491,679
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.49%, 8/25/38	81,445	87,341

		13,399,096

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $22,211,961)		18,380,798

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 1.6%
Fixed Rate — 1.6%
Federal National Mortgage Association,
6.69%, 2/25/42, Series 2002-W1, Class 2A	185,144	219,206
4.69%, 12/25/42, Series 2003-W1, Class B1 ¥	861,665	738,808
5.77%, 7/25/44, Series 2004-W14, Class B2 ¥	830,870	333,070

Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (Cost: $1,019,184)		1,291,084

Commercial Mortgage-Backed Securities — 14.9%
Other — 14.9%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	463,786
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	500,000	529,552
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.58%, 9/11/41 r	500,000	549,186
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	489,030	553,899
FREMF Mortgage Trust, ■
5.62%, 4/25/20, Series 2010-K7, Class B r	235,000	254,478
4.69%, 10/25/30, Series 2011-K704, Class B r	500,000	519,110
3.17%, 12/25/45, Series 2013-KF02, Class B	1,000,000	1,009,939
Greenwich Capital Commercial Funding Corporation, Series 2007-GG11, Class A4, 5.74%, 12/10/49	710,000	799,829
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 r	500,000	552,977
JP Morgan Chase Commercial Mortgage Securities Corporation, r
5.44%, 7/15/46, Series 2011-C4, Class C ■	750,000	806,440
5.79%, 2/12/51, Series 2007-CB20, Class A4	300,000	339,328
LB-UBS Commercial Mortgage Trust, r
6.32%, 4/15/41, Series 2008-C1, Class A2	752,000	870,958
6.32%, 4/15/41, Series 2008-C1, Class AM	210,000	240,475
5.87%, 9/15/45, Series 2007-C7, Class A3	455,279	510,122
Morgan Stanley Capital I, r
5.45%, 2/12/44, Series 2007-HQ11, Class A4	200,000	219,748
5.42%, 9/15/47, Series 2011-C1, Class C ■	250,000	273,785
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.99%, 8/12/45 ■ r	500,000	551,859
SBA Tower Trust, 3.60%, 4/15/43 ■	390,000	384,987
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	281,714	283,535
WF-RBS Commercial Mortgage Trust, ■ r
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	266,430
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	792,005
WIMC Capital Trust, Series 2012-AA, Class A1, 4.55%, 10/16/50 ■	1,231,009	1,248,599

Total Commercial Mortgage-Backed Securities (Cost: $10,667,874)		12,021,027

Asset-Backed Securities — 22.1%
Automotive — 0.6%
CFC LLC, Series 2013-1A, Class C, 3.45%, 3/15/19 ■	500,000	501,144

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Home Equity — 13.1%
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ■ ¥ r	$330,107	$332,362
5.50%, 12/28/35, Series 2005-D, Class AF4 r	750,000	734,950
5.64%, 11/28/36, Series 2006-C, Class 1A2	279,999	271,546
5.85%, 11/28/36, Series 2006-C, Class 1A5	423,023	398,910
5.66%, 12/28/36, Series 2006-D, Class 1A2	298,149	298,889
5.70%, 2/28/41, Series 2006-A, Class 1A5	773,912	778,237
Countrywide Asset-Backed Certificates, r
5.02%, 5/25/36, Series 2005-16, Class 2AF2	287,301	282,366
5.53%, 4/25/47, Series 2007-4, Class A2	689,253	632,861
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A4, 6.02%, 12/25/37 ■	750,000	782,655
GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/43 ¥ r	500,000	479,610
HLSS Servicer Advance Receivables Backed Notes, ■
4.94%, 10/15/45, Series 2012-T2, Class D2	750,000	769,725
4.46%, 1/15/48, Series 2013-T1, Class D3	900,000	903,960
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	630,638
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.28%, 2/25/37 r	74,557	39,966
Nationstar Agency Advance Funding Trust, ■
4.21%, 2/18/48, Series 2013-T2A, Class DT2	350,000	351,701
7.39%, 2/18/48, Series 2013-T2A, Class FT2 ¥	525,000	532,098
Renaissance Home Equity Loan Trust, Series 2005-4, Class A6, 5.75%, 2/25/36	699,481	623,726
Residential Asset Securities Trust, Series 2004-KS1, Class AI5, 5.22%, 2/25/34	850,000	900,798
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 6.03%, 2/25/29	333,687	312,891
Wedgewood Real Estate Trust, Series 2013-1A, Class M1, 5.00%, 7/25/43 ■ ¥	500,000	494,844

		10,552,733

Manufactured Housing — 5.5%
ACE Securities Corporation, Manufactured Housing Trust, Series 2003-MH1, Class M1, 6.50%, 8/15/30 ■ r	476,082	509,715
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	3,039	3,077
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	282,360	290,347
Mid-State Trust,
5.75%, 1/15/40, Series 2005-1, Class A	1,067,915	1,141,710
5.25%, 12/15/45, Series 2010-1, Class M ■	626,505	650,713
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	284,037	286,539
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2 r	568,342	622,457
5.73%, 11/15/35, Series 2004-B, Class M1 r	233,324	245,431
5.99%, 1/15/37, Series 2005-B, Class M1	629,819	658,525

		4,408,514

Other ■ — 2.9%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	593,975	620,594
321 Henderson Receivables LLC,
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	627,874
6.77%, 10/17/61, Series 2012-2A, Class B	500,000	519,681
7.14%, 2/15/67, Series 2012-1A, Class B	500,000	571,571

		2,339,720

Total Asset-Backed Securities (Cost: $16,903,314)		17,802,111

Investment Grade Corporate Bonds — 8.6%
Basic Industry — 1.4%
Alcoa, 5.40%, 4/15/21	350,000	358,278
Freeport-McMoRan Copper & Gold, 3.55%, 3/1/22	500,000	466,227

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Vale Overseas, 4.63%, 9/15/20	$300,000	$305,825

		1,130,330

Consumer Cyclical — 1.2%
Computer Sciences, 4.45%, 9/15/22	1,000,000	975,734

Energy — 0.9%
Southwestern Energy, 4.10%, 3/15/22	250,000	250,146
Transocean, 3.80%, 10/15/22	500,000	477,416

		727,562

Finance — 4.4%
Bank of America, 5.00%, 5/13/21	500,000	547,350
Citigroup, 4.50%, 1/14/22	500,000	528,477
Goldman Sachs Group, 6.00%, 6/15/20	500,000	577,741
Mid-State Capital Trust, Series 2004-1, Class A, 6.01%, 8/15/37	748,605	785,082
Morgan Stanley, 5.50%, 7/28/21	1,000,000	1,125,244

		3,563,894

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 r	250,000	248,750

Real Estate — 0.4%
CommonWealth REIT, 5.88%, 9/15/20	300,000	308,987

Total Investment Grade Corporate Bonds (Cost: $6,873,546)		6,955,257

Preferred Stocks — 2.0%
Banking — 0.5%
Bank of America, Series 5	19,000	369,360

Basic Industry — 0.2%
ArcelorMittal	7,500	189,375

Consumer Cyclical — 0.2%
TravelCenters of America LLC	7,000	181,090

Finance — 0.9%
Bank of America, Series L	200	215,000
First Niagara Financial Group, Series B	8,000	227,192
Goldman Sachs Group, Series J	12,000	272,640

		714,832

Real Estate Investment Trusts — 0.2%
LaSalle Hotel Properties, Series H	5,000	123,750

Total Preferred Stocks (Cost: $1,438,806)		1,578,407

Closed-End Funds — 0.6%
Blackrock Credit Allocation Income Trust IV	32,000	404,480
Pioneer Floating Rate Trust	7,000	86,870

Total Closed-End Funds (Cost: $486,936)		491,350

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Short-Term Investment — 1.5%
Money Market Fund — 1.5%
First American Prime Obligations Fund, Class Z, 0.00% W	1,205,388	$1,205,388

Total Short-Term Investments (Cost: $1,205,388)		1,205,388

Total Investments ▲ — 136.0% (Cost: $110,126,879)		109,684,916

Other Assets and Liabilities, Net — (36.0)%		(29,044,417)

Total Net Assets — 100.0%		$80,640,499

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2013, the fund held no internally fair valued securities.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2013, the total fair value of these investments was $30,631,364 or 38.0% of total net assets.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2013.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2013, securities valued at $4,249,041 and cash of were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$4,170,000	11/6/13	0.36%	12/6/13	$1,251	(1)

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

*	Interest rate as of November 30, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $63,958 par

Federal National Mortgage Association, 6.00%, 12/1/13, $258 par

Federal National Mortgage Association, 7.00%, 7/1/17, $49,902 par

Federal National Mortgage Association, 5.00%, 11/1/18, $89,383 par

Federal National Mortgage Association, 5.00%, 2/1/21, $134,289 par

Federal National Mortgage Association, 6.00%, 5/1/29, $97,705 par

Federal National Mortgage Association, 7.00%, 9/1/31, $47,028 par

Federal National Mortgage Association, 5.50%, 6/1/33, $65,458 par

Federal National Mortgage Association, 6.00%, 1/1/34, $199,903 par

Federal National Mortgage Association, 5.50%, 2/1/34, $298,435 par

Federal National Mortgage Association, 6.00%, 3/1/34, $174,323 par

Federal National Mortgage Association, 6.00%, 1/1/35, $209,461 par

Federal National Mortgage Association, 5.00%, 7/1/35, $176,970 par

Federal National Mortgage Association, 5.50%, 3/1/36, $108,889 par

Federal National Mortgage Association, 6.00%, 6/1/36, $394,393 par

Federal National Mortgage Association, 5.50%, 4/1/37, $289,986 par

Federal National Mortgage Association, 5.00%, 6/1/37, $344,883 par

Federal National Mortgage Association, 5.50%, 6/1/38, $289,066 par

Government National Mortgage Association, 1.63%, 12/20/22, $118,372 par

Government National Mortgage Association, 5.50%, 8/15/33, $451,258 par

Government National Mortgage Association, 6.00%, 7/15/34, $256,838 par

«	Security purchased on a when-issued basis. On November 30, 2013, the total cost of investments purchased on a when-issued basis was $25,400,552 or 31.5% of total net assets.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2013, the fair value of these investments was $8,329,663 or 10.3% of total net assets.

t	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2013.

▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $110,126,879. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,847,841
Gross unrealized depreciation	(5,289,804)

Net unrealized depreciation	$(441,963)

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	March 2014	3	$(660,891)	$(241)
U.S. Treasury 5 Year Note Futures	March 2014	113	(13,664,172)	(11,727)
U.S. Treasury 10 Year Note Futures	March 2014	81	(10,155,375)	(6,741)
U.S. Treasury Long Bond Futures	March 2014	16	(2,092,000)	1,606

				$(17,103)

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

As of November 30, 2013, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Value
Asset Derivatives
Interest Rate Contracts	$1,606

Liability Derivatives
Interest Rate Contracts	$(18,709)

Balance as of November 30, 2013	$(17,103)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$20,480,028	$—	$20,480,028
U.S. Government Agency Mortgage-Backed Securities	—	29,479,466	—	29,479,466
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	18,380,798	—	18,380,798
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,291,084	—	1,291,084
Commercial Mortgage-Backed Securities	—	12,021,027	—	12,021,027
Asset-Backed Securities	—	15,943,858	1,858,253	17,802,111
Investment Grade Corporate Bonds	—	6,955,257	—	6,955,257
Preferred Stocks	1,363,407	215,000	—	1,578,407
Closed-End Funds	491,350	—	—	491,350
Short-Term Investment	1,205,388	—	—	1,205,388

Total Investments	$3,060,145	$106,092,673	$1,858,253	$109,684,916

As of November 30, 2013, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(17,103)	$—	$—	$(17,103)

Total Other Financial Instruments	$(17,103)	$—	$—	$(17,103)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Income Fund (MRF)

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Total Fair Value
Balance as of August 31, 2013	$251,982	$406,913	1,364,886	$2,023,781
Accrued discounts/premiums	(53)	33	—	(20)
Realized gain (loss)	8,484	(26,752)	—	(18,268)
Net change in unrealized appreciation or depreciation	(7,225)	14,319	7,880	14,974
Purchases	—	—	—	—
Sales	(253,188)	(394,513)	—	(647,701)
Net transfers in and/or (out) of Level 3	—	—	485,487	485,487

Balance as of November 30, 2013	$—	$—	1,858,253	$1,858,253

Net change in unrealized appreciation or depreciation during the year of Level 3 investments held as of November 30, 2013	$—	$—	7,880	$7,880

During the period ended November 30, 2013, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation – Private Mortgage-Backed Securities, Collateralized Mortgage Obligation – U.S. Agency Mortgage- Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

Investments
Asset-Backed Securities	$1,858,253	Broker Quote	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures established a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

AMERICAN INCOME FUND    |    2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 29, 2014